Annual Total Returns[BarChart] - Thrivent Large Cap Growth Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.27%)	19.18%	36.14%	10.99%	10.48%	(1.48%)	28.93%	2.51%	32.90%	43.34%